Significant accounting policies	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Significant accounting policies
2.	Significant accounting policies

a.	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (referred to as “IFRS”) as issued by the International Accounting Standards Board (referred to as “IASB”).

b.	Basis of preparation
The consolidated financial statements have been prepared on historical cost basis except for certain financial instruments, which are measured at fair value at the end of each reporting period as explained in the accounting policies below.

c.	Basis of consolidation
Subsidiaries
The consolidated financial statements include Tata Motors Limited and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company (a) has power over the investee, (b) is exposed, or has rights, to variable returns from its involvement with the investee and (c) has the ability to affect those returns through its power to direct relevant activities of the investee. Relevant activities are those activities that significantly affect an entity’s returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements listed above. In assessing control, potential voting rights that currently are exercisable and other contractual arrangements that may influence control are taken into account. The impact of subsidiaries acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition and up to the effective date of disposal, as appropriate.
Inter-company transactions and balances including unrealized profits are eliminated on consolidation.
Non-controlling interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Changes in the Company’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.
When the Company loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between

(i)	the aggregate of the fair value of consideration received and the fair value of any retained interest and;

(ii)
the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. Amounts previously recognized in other comprehensive income in relation to the subsidiary are accounted for (i.e., reclassified to profit or loss) in the same manner as would be required if the relevant assets or liabilities were disposed of. The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting or, when applicable, the cost on initial recognition of an investment in an associate or jointly controlled entity.

Interests in joint arrangements
A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
Joint operations
Certain of the Company’s activities, are conducted through joint operations, which are joint arrangements whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. The Company recognizes, in the consolidated financial statements, its share of the assets, liabilities, income and expenses of these joint operations incurred jointly with the other partners, along with its share of income from the sale of the output and any assets, liabilities and expenses that it has incurred in relation to the joint operation.
Joint ventures
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The results, assets and liabilities of a joint venture are incorporated in these financial statements using the equity method of accounting as described below.
Associates
Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control of those policies. Significant influence is presumed to exist when the Company holds 20 percent or more of the voting power of the investee .
If accounting policies of associates differ from those adopted by the Group, the accounting policies of associates are aligned with those of the Group.
The results, assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting as described below.

Equity method of accounting (equity accounted investees)
An interest in an associate or joint venture is accounted for using the equity method from the date the investee becomes an associate or a joint venture and are recognized initially at cost. The carrying value of investment in associates and joint ventures includes goodwill identified on date of acquisition, net of any accumulated impairment losses. The consolidated financial statements include the Company’s share of profits or losses, other comprehensive income and equity movements of equity accounted investments, from the date that significant influence or joint control commences until the date that significant influence or joint control ceases. When the Company’s share of losses exceeds its interest in an equity accounted investments, the carrying amount of that interest (including any long-term interests in the nature of net investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Company has incurred constructive or legal obligations or has made payments on behalf of the investee.
When the Company transacts with an associate or joint venture of the Company, unrealized profits and losses are eliminated to the extent of the Company’s interest in its associate or joint venture.
Dividends are recognised when the right to receive payment is established.

d.	Business Combinations
Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in profit or loss as incurred. The acquiree’s identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value at the acquisition date, except certain assets and liabilities that are required to be measured as per the applicable standard.
Purchase consideration in excess of the Company’s interest in the acquiree’s net fair value of identifiable assets, liabilities and contingent liabilities is recognized as goodwill. Excess of the Company’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over the purchase consideration is recognized, after reassessment of fair value of net assets acquired, in the consolidated income statement.

e.	Going Concern assessment
The Company’s consolidated financial statements have been prepared on a going concern basis.
The Company has performed an assessment of its financial position as at March 31, 2021 and forecasts of the Company and JLR for a period of eighteen months from the date of these financial statements (the ‘Going Concern Assessment Period’ and the ‘Foreseeable Future’).
In developing these forecasts, the Company has modelled a base case, which has been further sensitised using severe but plausible downside scenarios.
The base case covers the Going Concern Assessment Period and considers the estimated on-going impact of the COVID-19 global pandemic and a cautious view of the impact of near-term supply chain challenges related to global semi-conductor shortages. It also accounts for other end-market and operational factors throughout the Going Concern Assessment Period. The base case assumes continued recovery in industry volumes based upon external industry forecasts. The forecasts relating to JLR also consider the associated costs relating to the implementation of the Reimagine strategy as well as cost performance based on recent experience, with some cost savings in line with the programme implementing reimagine strategy.
This has been further sensitized using more severe but plausible scenarios considering external market commentaries and other factors impacting the global economy and automotive industry. In JLR forecasts, the management has considered the impact of a repeat of the Covid-19 pandemic.
Management do not consider more extreme scenarios than the ones assessed to be plausible.

Within the Going Concern Assessment Period there is a £1bn liquidity covenant attached to both the UK Export Finance loan and new Revolving Credit Facility of JLR. Certain lenders of Tata Motors Ltd have also waived the compliance with specific covenants under their loan agreements, with one of the lenders extending the waiver until March 31, 2023 and the other lender extending the waiver until March 31, 2022. Tata Sons Private Limited, as promoter of the Company, will provide financial support to help the parent Company meet its liquidity needs and covenants under the borrowing agreements with lenders until at least March 31, 2023 or the completion of the Company’s plan to subsidiarize it’s Passenger Vehicles business into a separate subsidiary through a scheme of arrangement, whichever is earlier.
In evaluating the forecasts, the Company and JLR have taken into consideration both the sufficiency of liquidity to meet obligations as they fall due as well as potential impact on compliance with financial covenants during the forecast period.
These forecasts indicate that the Company will have sufficient liquidity to operate and discharge its liabilities as they become due, without breaching any relevant covenants, taking into account only cash generated from operations and the funding facilities existing on the date of authorization of these financial statements and as at March 31, 2021, including the presently undrawn revolving credit facilities and the support from Tata Sons Private Limited.
Based on the evaluation described above, management believes that the Company has sufficient financial resources available to it at the date of approval of these financial statements and that it will be able to continue as a ‘going concern’ in the foreseeable future and for a period of at least eighteen months from the date of these financial statement.

f.	Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenues and expenses for the years presented. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed at each balance sheet date. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in future periods affected.
In particular, information about significant areas of estimation, uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are included in the following notes:

i)	Note 13, 16 and 17 – Property, plant and equipment and intangible assets – useful lives and impairment, capitalization of product development costs

ii)	Note 15 – Impairment of goodwill

iii)	Note 20 – Recoverability/recognition of deferred tax assets

iv)	Note 25 – Provision for product warranty

v)	Note 36 – Measurement of assets and obligations relating to employee benefits

vi)	Note 4 – Allowances for credit losses for finance receivables

vii)	Estimated discounts / incentives required to be paid to dealers on retail of vehicles

viii)	Note 2(e) – Going concern assessment

ix)	Estimation of uncertainties relating to the global health pandemic from COVID-19:
COVID-19 pandemic has been rapidly spreading throughout the world, including India and other countries where the Group has its operations. Governments around the world have been taking significant measures to curb the spread of the virus including imposing mandatory lockdowns and restrictions in activities. Consequently, many of the Group’s manufacturing plants and offices had to be closed down for a considerable period of time, including after the year end. As a result of the lockdown, the likely revenue from the quarter ended March 31, 2020 has been impacted. Continued lockdowns are likely to impact the Group operationally including on supply chain matters. The Company is monitoring the situation closely taking into account directives from the Governments. Further, the Reserve Bank of India (RBI) has announced moratorium on loan repayments for specific borrower segments which impacts Group’s vehicle financing business in India. Management believes that it has taken into account all the possible impacts of known events arising from COVID-19 pandemic and the resultant lockdowns in the preparation of the financial statements including but not limited to its assessment of Group’s liquidity and going concern, recoverable values of its property, plant and equipment, intangible assets, intangible assets under development, allowances for losses for finance receivables, product warranty, residual value risk, lease payments, employee costs, government grants and the net realizable values of other assets, including inventory and Deferred tax asset. However, given the effect of these lockdowns on the overall economic activity globally and in particular the countries where the Group operates and in particular on the global automotive industry, the impact assessment of COVID-19 on the abovementioned financial statement captions is subject to significant estimation uncertainties given its nature and duration and, accordingly, the actual impacts in future may be different from those estimated as at the date of approval of these financial statements. The Company will continue to monitor any material changes to future economic conditions and consequential impact on its financial results.

g.	Revenue recognition
The Company generates revenue principally from –
a) Sale of products –
(i)
commercial and passenger vehicles and vehicle parts and (ii) Sales of other products – certain software products and other automotive products
The Company recognizes revenues on the sale of products, net of discounts, sales incentives, customer bonuses and rebates granted, when products are delivered to dealers or when delivered to a carrier for export sales, which is when control including risks and rewards and title of ownership pass to the customer. Sale of products is presented net of excise duty where applicable and other indirect taxes.

The Company offers sales incentives in the form of variable marketing expense to customers, which vary depending on the timing and customer of any subsequent sale of the vehicle. This sales incentive is accounted for as a revenue reduction and is constrained to a level that is highly probable not to reverse the amount of revenue recognised when any associated uncertainty is subsequently resolved. The Company estimates the expected sales incentive by market and considers uncertainties including competitor pricing, ageing of retailer stock and local market conditions.
Revenue is recognised on a bill-and-hold basis where vehicles, for example, are sold to the customer but are retained in the Company’s possession at a vehicle holding compound on behalf of the customer ahead of being physically transferred to them at a future time. In such arrangements it is ensured that the customer has obtained the ultimate control of the product.
There are certain vehicles which are being given to the customers along with operations and maintenance of the same. These are considered as finance leases and accordingly, revenue is recognised at the lease commencement date at fair value of the leased asset. The cost of sales is reduced for the present value of unguaranteed residual values. In addition, initial direct costs are recognised as cost of sales at the lease commencement date.
The consideration received in respect of transport arrangements for delivering of vehicles to the customers are recognized net of their costs within revenues in the consolidated income statement.
Revenues are recognized when collectability of the resulting receivable is reasonably assured.
b) Sale of services – maintenance service, telematics features and extended warranties for commercial and passenger vehicles, software support services and insurance broking services.
Income from sale of maintenance services, telematics features and extended warranties, including software services are recognized as income over the relevant period of service or extended warranty.
When the Company sells products that are bundled with maintenance service, telematics features or extended period of warranty, such services are treated as a separate performance obligation only if the service or warranty is optional to the customer or includes an additional service component. In such cases, the transaction price allocated towards such maintenance service or extended period of warranty is recognized as a contract liability until the service obligation has been met.
The Company operates certain customer loyalty programs under which customer is entitled to reward points on the spend towards Company’s products. The reward points earned by customers can be redeemed to claim discounts on future purchase of certain products or services. Transaction price allocated towards reward points granted to customers is recognized as a deferred income liability and transferred to income when customers redeem their reward points.
For certain sale of services wherein performance obligation is satisfied over a period of time, any amount received in advance is recorded as contract liability and recognized as revenue when service is rendered to customers. Any amount of income accrued but not billed to customers in respect of such contracts is recorded as a contract asset. Such contract assets are transferred to trade receivables on actual billing to customers.
Refund liabilities comprise of obligation to customers to pay for discounts and sales incentives.
Vehicle sales do not typically include allowances for returns or refunds, although in some markets there is legislative requirement for the Company as an automotive manufacturer to repurchase or reacquire a vehicle if quality issues arise that have been remedied a number of times and where the owner no longer wishes to own the vehicle as a result.
Proceeds from sale of vehicles for which the Company or any of its subsidiaries have repurchase obligation in future is recorded as a liability – (i) Proceeds received in excess of agreed buy back price is recognized as Deferred income liability and (ii) the agreed buy back price is recognized as a liability towards vehicles sold under repurchase arrangements. Deferred income liability is recognized on a straight line basis over the term of the agreement.
c) Financing revenues – Interest income from financing transactions and income from leasing of vehicles to customers. Finance and service charges are accrued on the unpaid principal balance of finance receivables using the effective interest method.

h.	Government grants and incentives
Other income includes export and other recurring and non-recurring incentives from Government (referred as “incentives”). Government grants are recognized when there is reasonable assurance that the Company will comply with the relevant conditions and the grant will be received.
Government grants are recognized in the consolidated income statement, either on a systematic basis when the Company recognizes, as expenses, the related costs that the grants are intended to compensate or, immediately if the costs have already been incurred. Government grants related to assets are netted off from the carrying value of related assets.
Government grants related to income are presented as an offset against the related expenditure, and government grants that are awarded as incentives with no ongoing performance obligations to the Company are recognized as income in the period in which the grant is received.

i.	Cost recognition
Costs and expenses are recognized when incurred and are classified according to their nature. Expenditure are capitalized, where appropriate, in accordance with the policy for internally generated intangible assets and represents employee costs, stores and other manufacturing supplies, and other expenses incurred for construction and product development undertaken by the Company.
Material and other cost of sales as reported in the consolidated income statement is presented net of the impact of realized foreign exchange relating to derivatives hedging cost exposures.

j.	Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.
When the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
i) Product warranty expenses
The estimated liability for product warranties is recognized when products are sold or when new warranty programmes are initiated. These estimates are established using historical information on the nature, frequency and average cost of warranty claims and management estimates regarding possible future warranty claims, customer goodwill and recall complaints. The timing of outflows will vary depending on when warranty claim will arise, being typically up to six years and for batteries in Electric Vehicles warranty period is typically upto eight years.
The Company also has back-to-back contractual arrangement with its suppliers in the event that a vehicle fault is proven to be a supplier’s fault. Estimates are made of the expected reimbursement claim based upon historical levels of recoveries from supplier, adjusted for inflation and applied to the population of vehicles under warranty as on balance sheet date. Estimated supplier reimbursements are recognized as separate asset.
ii) Provision for onerous obligations
A provision for onerous contracts is recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting its obligations under the contract. It is recognized when the Company has entered into a binding legal agreement for the purchase of components from suppliers that exceeds the benefits from the expected future use of the components and the Company sells the finished goods using the components at a loss.

iii) Residual risk
In certain markets, the Company is responsible for the residual risk arising on vehicles sold by dealers under leasing arrangements. The provision is based on the latest available market expectations of future residual value trends. The timing of the outflows will be at the end of the lease arrangements – being typically up to three years.
The potential effects of the COVID-19 pandemic, particularly the estimated decline and subsequent recovery in the used vehicle market, were included in the Company’s methodology applied in estimating the residual value exposure for the year ended March 31, 2021. These assessments were performed with reference to both internal and external market inputs.
iv) Legal and product liability
Legal and product liability provision is recorded in respect of compliance with regulations and known litigations which impact the Company. The product liability claim primarily relates to motor accident claims, consumer complaints, dealer/supplier terminations, personal injury claims and compliance with emission and battery disposal regulations.
The timing of outflows will vary depending on when claims are received and settled, which is not known with certainty. The assumptions made, especially the assumption about the outcome of legal proceedings, are subject to a high degree of uncertainty. The appropriateness of assumptions is regularly reviewed, based on assessments undertaken both by management and external experts, such as lawyers. If new developments arise in the future that result in a different assessment, provisions are adjusted accordingly.
v) Environmental liability
Environmental liability relates to various environmental remediation cost such as asbestos removal and land clean up. The timing of when these costs will be incurred is not known with certainty.
vi) Restructuring provision
The estimated liability for restructuring activities is recognised when the Company has reason to believe there is a legal or constructive obligation arising from restructuring actions taken. This includes amounts payable to employees and legal and constructive obligations made to third parties following the announcement of the Jaguar Land Rover’s Reimagine strategy in the year ending March 31, 2021. The amount provided at the reporting date is calculated based on currently available facts and certain estimates for third party obligations. These estimates are established using historical experience based on the settlement costs for similar liabilities, with proxies being used where no direct comparison exists. The amounts and timing of outflows will vary as and when restructuring obligations are progressed with third parties. However, management believe it highly likely this provision will be utilized within the next financial year, with the likely range of outcomes not being materially different to the amount recorded.

k.	Foreign currency
These consolidated financial statements are presented in Indian rupees, which is the functional currency of Tata Motors Limited. Transactions in foreign currencies are recorded at the exchange rate prevailing on the date of transaction.
Foreign currency denominated monetary assets and liabilities are re-measured into the functional currency at the exchange rate prevailing on the balance sheet date. Exchange differences are recognized in the consolidated income statement except
1.) to the extent of exchange differences on foreign currency borrowings which are capitalized when they are regarded as an adjustment to interest costs.
2.) exchange difference on certain foreign currency borrowings which are designated as hedging instruments against net investment hedges of foreign operation. Exchange difference on such hedges are recognised with foreign currency translation reserve.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations (having non-INR functional currency) are translated to Indian rupees at the exchange rate prevailing on the balance sheet date. Income and expense items are translated at the average rate of exchange for the respective months. Exchange differences arising are recognized in Other Comprehensive Income and presented separately as currency translation reserve under equity.
Exchange differences arising from the translation of foreign operations previously recognized in currency translation reserve in equity are not reclassified from equity to the consolidated income statement until the disposal of such operation.

l.	Income taxes
Income tax expense comprises current and deferred taxes. Income tax expense is recognized in the consolidated income statement except when they relate to items that are recognized outside of profit or loss (whether in other comprehensive income or directly in equity), in which case tax is also recognized outside profit or loss, or where they arise from the initial accounting for a business combination. In the case of a business combination the tax effect is included in the accounting for the business combination.
Current income taxes are determined based on respective taxable income of each taxable entity and tax rules applicable for respective tax jurisdictions.
Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying values of assets and liabilities and their respective tax bases, and unutilized business loss and depreciation carry-forwards and tax credits. Such deferred tax assets and liabilities are computed separately for each taxable entity and for each taxable jurisdiction. Deferred tax assets are recognized to the extent it is probable that future taxable income will be available against which the deductible temporary differences, unused tax losses, depreciation carry-forwards and unused tax credits could be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured based on the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.
Current and Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Deferred tax liabilities on taxable temporary differences arising from investments in subsidiaries, branches and associated companies and interests in joint arrangements are not recognised if the Company is able to control the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.
Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognised to the extent that it is probable that there will be sufficient taxable profits against which to utilise the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

m.	Earnings per share
Basic earnings per share has been computed by dividing net income by the weighted average number of shares outstanding during the year. Partly paid up shares are included as fully paid equivalents according to the fraction paid up. Diluted earnings per share has been computed using the weighted average number of shares and dilutive potential shares, except where the result would be anti-dilutive.

n.	Inventories
Inventories (other than those recognized consequent to the sale of vehicles subject to repurchase arrangements) are valued at the lower of cost and net realizable value. Cost of raw materials, components and consumables are ascertained on a first in first out basis. Cost, including fixed and variable production overheads, are allocated to work-in-progress and finished goods determined on a full absorption cost basis. Net realizable value is the estimated selling price in the ordinary course of business less estimated cost of completion and selling expenses.
Inventories include vehicles sold subject to repurchase arrangements. These vehicles are carried at cost to the Company and are amortized in changes in inventories of finished goods to their residual values (i.e., estimated second hand sale value) over the term of the arrangement.

o.	Property, plant and equipment
Property, plant and equipment are stated at cost of acquisition or construction less accumulated depreciation and accumulated impairment, if any.
Freehold land is measured at cost and is not depreciated.
Heritage assets, comprising antique vehicles purchased by the Company, are not depreciated as they are considered to have a residual value in excess of cost. Residual values are re-assessed on an annual basis.
Cost includes purchase price, non-recoverable taxes and duties, labor cost and direct overheads for self- constructed assets and other direct costs incurred up to the date the asset is ready for its intended use.
Interest cost incurred for constructed assets is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings, if no specific borrowings have been incurred for the asset.

Depreciation is provided on a straight-line basis over estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings	20 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furniture and fixtures	3 to 21 years
The depreciation period for property, plant and equipment with finite useful lives is reviewed at least at each year–end. Changes in expected useful lives are treated as changes in accounting estimates.
Depreciation is not recorded on capital work-in-progress until construction and installation are complete and the asset is ready for its intended use. Capital-work-in-progress includes capital advances.
An item of property, plant and equipment is derecognized on disposal. Any gain or loss arising from derecognition of an item of property, plant and equipment is included in profit or loss when it is derecognized.

p.	Intangible assets
Intangible assets purchased, including those acquired in business combinations, are measured at cost which is the fair value as of the date of acquisition where applicable less accumulated amortization and accumulated impairment, if any. Intangible assets with indefinite lives are reviewed annually to determine whether an indefinite-life assessment continues to be supportable. If not, the change in the useful-life assessment from indefinite to finite is made on a prospective basis.
For intangible assets with finite lives, amortization is provided on a straight-line basis over the estimated useful lives of the acquired intangible assets as per the estimated amortization period below

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles - Dealer network	20 years
Intellectual property rights	3 to 10 years
Software	1 to 8 years
The amortization period for intangible assets with finite useful lives is reviewed at least at each year-end. Changes in expected useful lives are treated as changes in accounting estimates.
Capital work-in-progress includes capital advances.

Internally generated intangible asset
Research costs are charged to the consolidated income statement in the year in which they are incurred.
Product development costs incurred on new vehicle platform, engines, transmission and new products are recognized as intangible assets, when feasibility has been established, the Company has committed technical, financial and other resources to complete the development and it is probable that asset will generate probable future economic benefits. The probable future economic benefits are assessed using key assumptions such as forecasted sales volumes, margins and capital expenditures. The Company applies judgement in determining at what point in a vehicle program’s life cycle the recognition criteria are satisfied.
The cost of an internally generated intangible asset is the sum of directly attributable expenditure incurred from the date when the intangible asset first meets the recognition criteria to the completion of its development.
The costs capitalized include the cost of materials, direct labor and directly attributable overhead expenditure incurred up to the date the asset is available for use. If central overheads had not been allocated, the amount capitalised would have reduced by Rs.8,061.2 million during the current reporting period.

Interest cost incurred is capitalized up to the date the asset is ready for its intended use, based on borrowing
s
 incurred specifically for financing the asset or the weighted average rate of all other borrowings if no specific borrowings have been incurred for the asset.
Product development cost is amortized over the life of the related product, being a period of 24 months to 120 months.
Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment, if any. Amortisation is not recorded on product engineering in progress until development is complete.
Derecognition of intangible assets
An item of intangible assets is derecognized on disposal or when fully amortized or no longer in use. Any gain or loss arising from derecognition of an item of intangible assets is included in profit or loss when it is derecognized.

q.	Leases
At inception of a contract, the Company assesses whether a contract is, or contain a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•
The contract involves the use of an identified asset – this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•	The Company has the right to substantially all of the economic benefits from the use of the asset throughout the period of use; and

•
The Company has the right to direct the use of the asset. The Company has this right when it has the decision making rights that are most relevant to changing how and for what purposes the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Group has the right to direct the use of the asset if either:

•	The Company has the right to operate the asset; or

•	The Company designed the asset in a way that predetermines how and for what purposes it will be used.
At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
The Company recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is allocated, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method over the shorter of the useful life of the leased asset and the expected lease term. If ownership of the leased asset is automatically transferred at the end of the lease term or the exercise of a purchase option is reflected in the lease payments, the right-of-use asset is amortised on a straight- line basis over the expected useful life of the leased asset.
The lease liability is initially measured at the present value of the lease payments that are not paid at commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as a discount rate. The lease liability is measured at amortised cost using the effective interest method. It is re measured when there is a change in future lease payments. The Company has elected not to recognise right- of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low value assets. The Company associates the lease payments associated with these leases as an expense on a straight line basis over the lease term.

Lease payments include fixed payments, i.e. amounts expected to be payable by the Company under residual value guarantee, the exercise price of a purchase option if the Company is reasonably certain to exercise that option and payment of penalties for terminating the lease if the lease term considered reflects that the Company shall exercise termination option. The Company also recognises a right of use asset which comprises of amount of initial measurement of the lease liability, any initial direct cost incurred by the Company and estimated dilapidation costs.
Payment made towards short term leases (leases for which non-cancellable term is 12 months or lesser) and low value assets (lease of assets worth less than Rs.0.3 million) are recognised in the Consolidated income statement as rental expenses over the tenor of such leases.
Right of use assets is amortised over the period of lease or useful life of underlying assets.
Assets given on lease
There are certain vehicles which are being given to the customers along with operations and maintenance of the same. These are accounted as finance lease as the material risks and rewards are transferred to the lessee. Accordingly, lease receivable is recognized as the amount of the fair value of the leased asset.
For periods prior to April 1, 2019, the Company’s policy for leases was in accordance with IAS 17 Leases as follows:
At the inception of a lease, the lease arrangement is classified as either a finance lease or an operating lease, based on contractual terms & substance of the lease arrangement.
Assets taken on finance lease
A finance lease is recognized as an asset and a liability at the commencement of the lease, at the lower of the fair value of the asset and the present value of the minimum lease payments. Initial direct costs, if any, are also capitalized and, subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.
Assets taken on operating lease
Leases other than finance leases are operating leases which are not recognized on the Company’s balance sheet. Payments made under operating leases are recognized in the consolidated income statement on a straight-line basis over the term of the lease.

r.	Impairment

i)	Goodwill
Cash generating units to which goodwill is allocated are tested for impairment annually at each balance sheet date, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to that unit and then to the other assets of the unit pro rata on the basis of carrying amount of each asset in the unit. Goodwill impairment loss recognized is not reversed in subsequent period.

ii)	Equity accounted investments: Joint ventures and associates:
When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment as a single asset by comparing its recoverable amount with its carrying amount. Any impairment loss recognised forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised to the extent that the recoverable amount of the investment subsequently increases.

iii)	Property, plant and equipment and other intangible assets
At each balance sheet date, the Company assesses whether there is any indication that any property, plant and equipment and intangible assets with finite lives may be impaired. Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment annually at each balance sheet date, or earlier, if there is an indication that the asset may be impaired.
If any such impairment exists the recoverable amount of an asset is estimated to determine the extent of impairment, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

The Company also periodically assesses if there are any triggers for reversal of previously recognised impairment loss. A reversal of impairment loss is recognised if there is a trigger for reversal and the recoverable value exceeds the carrying value.
Intangible assets with indefinite useful lives and intangible assets not yet available for use, are tested for impairment annually at each balance sheet date, or earlier, if there is an indication that the asset may be impaired.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or cash generating unit) for which the estimates of future cash flows have not been adjusted. Cash flow projections are developed generally for five years using data from the Company’s latest internal forecasts and extrapolated beyond five years using estimated long-term growth rates. Key assumptions and sensitivities for impairment are disclosed in note 18.
If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated income statement.
An asset or cash-generating unit impaired in prior years is reviewed at each balance sheet date to determine whether there is any indication of a reversal of impairment loss recognized in prior years.

s.	Employee benefits

i)	Pension plans
The Jaguar Land Rover subsidiaries operate several defined benefit pension plans, which are contracted out of the second state pension scheme until April 5, 2016. The assets of the plan are held in separate trustee administered funds.
The plans provide for monthly pension after retirement as per salary drawn and service period as set out in rules of each fund.
Contributions to the plans by the subsidiary group take into consideration the results of actuarial valuations. The plans with a surplus position at the year-end have been limited to the maximum economic benefit available from unconditional rights to refund from the scheme or reduction in future contributions. Where the subsidiary group is considered to have a contractual obligation to fund the pension plan above the accounting value of the liabilities, an onerous obligation is recognized.
A separate defined contribution plan is available to employees of Jaguar Land Rover. Costs in respect of this plan are charged to the consolidated income statement as incurred.

ii)	Gratuity
Tata Motors Limited and its subsidiaries and joint operations in India have an obligation towards gratuity, a defined benefit retirement plan covering eligible employees. The plan provides for a lump-sum payment to vested employees at retirement, death while in employment or on termination of employment of an amount equivalent to 15 to 30 days salary payable for each completed year of service. Vesting occurs upon completion of five years of service. Tata Motors Limited and such subsidiaries make annual contributions to gratuity funds established as trusts or insurance companies.
Tata Motors Limited and its subsidiaries and joint operations in India account for the liability for gratuity benefits payable in the future based on an actuarial valuation.

iii)	Superannuation
Tata Motors Limited and some of its subsidiaries in India have two superannuation plans, a defined benefit plan and a defined contribution plan. An eligible employee on April 1, 1996 could elect to be a member of either plan.

Employees who are members of the defined benefit superannuation plan are entitled to benefits depending on the years of service and salary drawn. The monthly pension benefits after retirement range from 0.75% to 2% of the annual basic salary for each year of service. Tata Motors Limited and such subsidiaries account for superannuation benefits payable in future under the plan based on an actuarial valuation.
With effect from April 1, 2003, this plan was amended and benefits earned by covered employees have been protected as at March 31, 2003. Employees covered by this plan are prospectively entitled to benefits computed on a basis that ensures that the annual cost of providing the pension benefits would not exceed 15% of salary.
During the year ended March 31, 2015, the employees covered by this plan were given a one-time option to exit from the plan prospectively. Furthermore, the employees who opted for exit were given one- time option to withdraw accumulated balances from the superannuation plan.
Separate irrevocable trusts are maintained for employees covered and entitled to benefits. Tata Motors Limited and its subsidiaries contribute up to 15% or Rs.150,000, whichever is lower, of the eligible employees’ salary to the trust every year. Such contributions are recognized as an expense when incurred. Tata Motors Limited and such subsidiaries have no further obligation beyond this contribution.

iv)	Bhavishya Kalyan Yojana (BKY)
Bhavishya Kalyan Yojana is an unfunded defined benefit plan for employees of Tata Motors Limited and some of its subsidiaries. The benefits of the plan include pension in certain cases, payable up to the date of normal superannuation had the employee been in service, to an eligible employee at the time of death or permanent disablement, while in service, either as a result of an injury or as certified by the appropriate authority. The monthly payment to dependents of the deceased/disabled employee under the plan equals 50% of the salary drawn at the time of death or accident or a specified amount, whichever is greater. Tata Motors Limited and these subsidiaries account for the liability for BKY benefits payable in the future based on an actuarial valuation.

v)	Provident fund and family pension
In accordance with Indian law, eligible employees of Tata Motors Limited and some of its subsidiaries and joint operations are entitled to receive benefits in respect of provident fund, a defined contribution plan, in which both employees and the Company make monthly contributions at a specified percentage of the covered employees’ salary (currently 12% of employees’ salary). The contributions, as specified under the law, are made to the provident fund and pension fund set up as an irrevocable trust by Tata Motors Limited and its subsidiaries or to respective Regional Provident Fund Commissioner and the Central Provident Fund under the State Pension scheme. The interest rate payable to the members of the trust shall not be lower than the statutory rate of interest declared by the Central Government under the Employees Provident Funds and Miscellaneous Provisions Act, 1952 and shortfall, if any, shall be made good by the Company. The embedded interest rate guarantee is considered to be defined benefit.
Given the investment pattern prescribed by the authorities, most investments of provident fund has historically been in debt securities, thereby giving secure returns. However, during the year ended March 31, 2020, due to a ratings downgrade and potential bond default of some of the companies, the total liability of principal and interest guarantee has been actuarially valued as a defined benefit.

vi)	Severance indemnity
Tata Daewoo Commercial Vehicle Company Limited, or TDCV, a subsidiary company incorporated in Korea; has an obligation towards severance indemnity, a defined benefit retirement plan, covering eligible employees. The plan provides for a lump sum payment to all employees with more than one year of employment equivalent to 30 days’ salary payable for each completed year of service.

vii)	Post-retirement medicare scheme
Under this unfunded scheme, employees of Tata Motors Limited and some of its subsidiaries receive medical benefits subject to certain limits on amounts of benefits, periods after retirement and types of benefits, depending on their grade and location at the time of retirement. Employees separated from the Company as part of an Early Separation Scheme, on medical grounds or due to permanent disablement are also covered under the scheme. Tata Motors Limited and such subsidiaries account for the liability for post-retirement medical scheme based on an actuarial valuation.
viii)	Compensated absences
Tata Motors Limited and some of its subsidiaries and joint operations provide for the encashment of leave or leave with pay subject to certain rules. The employees are entitled to accumulate leave subject to certain limits, for future encashment. The liability is provided based on the number of days of unutilized leave at each balance sheet date on the basis of an actuarial valuation.

ix)	Remeasurement gains and losses
Remeasurement comprising actuarial gains and losses, the effect of the asset ceiling and the return on assets (excluding interest) relating to retirement benefit plans, are recognized directly in other comprehensive income in the period in which they arise. Remeasurement recorded in other comprehensive income is not reclassified to consolidated income statement.
Actuarial gains and losses relating to long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.

x)	Measurement date
The measurement date of retirement plans is March 31.
The Present value of the defined benefit liability and the related current service cost and past service cost are measured using Projected Unit Credit Method.
The present value of the post-employment benefit obligations depends on a number of factors, it is determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost/(income) for pensions include the discount rate, inflation and mortality assumptions. Any changes in these assumptions will impact the carrying amount of post-employment benefit obligations. Key assumptions and sensitivities for make this post-employment
benefit obligations are disclosed in note 36.

t.	Dividends
Any dividend declared or paid by Tata Motors Limited for any financial year is based on the profits available for distribution as reported in the unconsolidated statutory financial statements of Tata Motors Limited (Standalone) prepared in accordance with Generally Accepted Accounting Principles in India. Indian law permits the declaration and payment of dividend out of profits for the year or previous financial year(s) as stated in the statutory financial statements of Tata Motors Limited (Standalone) prepared in accordance with Generally Accepted Accounting Principles in India after providing for depreciation in accordance with the provisions of Schedule II to the Companies Act. However, in the absence or inadequacy of the said profits, it may declare dividend out of free reserves, subject to certain conditions as prescribed under the Companies (Declaration and payment of Dividend) Rules, 2014. Accordingly, in certain years the net income reported in these financial statements may not be fully distributable. The amount available for distribution is Rs. Nil as at March 31, 2021.

u.	Segments
The Company primarily operates in the automotive segment. The automotive segment comprises of four reportable segments i.e. Tata Commercial Vehicles, Tata Passenger Vehicles, Jaguar Land Rover and Vehicle Financing. Other operating segments do not meet the quantitative thresholds for disclosure and have been aggregated.

v.	Financial instruments

i)	Recognition
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity..
Financial instruments are recognized on the balance sheet when the Company becomes a party to the contractual provisions of the instrument.
Initial measurement
Initially, a financial instrument is recognised at its fair value. Transaction costs directly attributable to the acquisition or issue of financial instruments are recognised in determining the carrying amount, if it is not classified as at fair value through profit or loss. Transaction costs of financial instruments carried at fair value through profit or loss are expensed in profit or loss.

Subsequently, financial instruments are measured according to the category in which they are classified.
Classification and measurement – financial assets
Classification of financial assets is based on the business model in which the instruments are held as well as the characteristics of their contractual cash flows. The business model is based on management’s intention and past pattern of transactions. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest. The Company reclassifies financial assets when and only when its business model for managing those assets changes
Financial assets are classified into three categories
Financial assets at amortized cost
:
Financial assets having contractual terms that give rise on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding and that are held within a business model whose objective is to hold such assets in order to collect such contractual cash flows, are classified in this category. Subsequently, these are measured at amortized cost using the effective interest method less any impairment losses.
Financial assets at fair value through other comprehensive income (Equity instruments)
:
These include financial assets that are equity instruments and are designated as such upon initial recognition irrevocably. Subsequently, these are measured at fair value and changes therein are recognized directly in other comprehensive income, net of applicable income taxes. When the equity investment is derecognized, the cumulative gain or loss in equity is transferred to retained earnings.
Dividends from these equity investments are recognized in the consolidated income statement when the right to receive payment has been established.
Financial assets at fair value through other comprehensive income (Debt instruments):
Financial assets having contractual terms that give rise on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding and that are held within a business model whose objective is to hold such assets in order to collect such contractual cash flows as well as to sell the financial asset, are classified in this category. Subsequently, these are measured at fair value, with unrealised gains or losses being recognised in other comprehensive income apart from any expected credit losses or foreign exchange gains or losses, which are recognised in profit or loss.
Financial assets at fair value through profit and loss
:
Financial assets are measured at fair value through profit or loss unless it is measured at amortized cost or at fair value through other comprehensive income on initial recognition. The transaction costs directly attributable to the acquisition are recognized in profit or loss. These also include certain equity instruments that are designated as such upon initial recognition irrevocably.
Derivatives which are not designated as hedging instruments are recognized at fair value through profit or loss.
Classification and measurement – financial liabilities: Financial liabilities are classified as subsequently measured at amortised cost unless they meet the specific criteria to be recognised at fair value through profit or loss.
Other financial liabilities are measured at amortised cost using the effective interest method. Subsequent to initial recognition, these are measured at fair value with gains or losses being recognised in profit or loss.
Financial guarantee contracts: These are initially measured at their fair values and, are subsequently measured at the higher of the amount of loss allowance determined or the amount initially recognized less, the cumulative amount of income recognized.
Equity instruments
:
An equity instrument is any contract that evidence residual interests in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs.

ii)	Determination of fair value:
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique
The fair value of a financial instrument on initial recognition is normally the transaction price (fair value of the consideration given or received)..
In estimating the fair value of an asset or liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date
Subsequent to initial recognition, the Company determines the fair value of financial instruments that are quoted in active markets using the quoted bid prices (financial assets held) or quoted ask prices (financial liabilities held) and using valuation techniques for other instruments. Valuation techniques include discounted cash flow method and other valuation methods

iii)	Derecognition of financial assets and financial liabilities:
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expires or it transfers the financial asset and substantially all the risk and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of the ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for the amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received. Any gain or loss arising on derecognition is recognised in profit or loss. When a financial instrument is derecognised, the cumulative gain or loss in equity (if any) is transferred to the consolidated income statement unless it was an equity instrument electively held at fair value through other comprehensive income. In this case, any cumulative gain or loss in equity is transferred to retained earnings. Financial assets are written off when there is no reasonable expectation of recovery. The Company reviews the facts and circumstances around each asset before making a determination. Financial assets that are written off could still be subject to enforcement activities
Financial liabilities are derecognized when these are extinguished, that is when the obligation is discharged, cancelled or has expired.

iv)	Impairment of financial assets:
The Company recognizes a loss allowance for expected credit losses on a financial asset that is at amortized cost or at fair value through other comprehensive income. Expected credit losses are forward looking and are measured in a way that is unbiased and represents a probability-weighted amount, takes into account the time value of money (values are discounted using the applicable effective interest rate) and uses reasonable and supportable information..
Loss allowance in respect of finance receivables is measured at an amount equal to twelve month expected losses if credit risk on such assets has not increased significantly since initial recognition. An allowance equal to lifetime expected losses is provided if credit risk has increased significantly from date of initial recognition or where the financial assets were deemed credit impaired at initial recognition. The allowance is also based on management’s evaluation of many factors, including current economic conditions, observable changes in portfolio performance and historical experience of losses.
Credit risk is determined to have increased significantly when a finance receivable becomes thirty days past due. Such impairment loss is recognized in the consolidated income statement. Such increases in credit risk are relative and assessment may include external ratings (where available) or other information such as past due payments. Historic data and forward-looking information are both considered. Objective evidence for a significant increase in credit risk may include where payment is overdue by sixty/ninety or more days as well as other information about significant financial difficulties of the borrower. If the amount of impairment loss decreases in a subsequent period, and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed. The reversal is recognized in the consolidated income statement.

The Company adopts the simplified approach permitted in IFRS 9 to apply lifetime expected credit losses to trade receivables and contract assets. Where credit risk is deemed low at the reporting date or to have not increased significantly, credit losses for the next 12 months are calculated.

w.	Hedge accounting
The Company uses foreign currency forward and option contracts to hedge its risks associated with foreign currency fluctuations relating to highly probable forecast transactions and future payments in foreign currency for certain outstanding liabilities denominated in foreign currencies. The Company designates these forward and option contracts in a cash flow hedging relationship by applying hedge accounting principles. The Group also uses interest rate swaps to hedge its variability in cash flows from interest payments arising from floating rate liabilities i.e. when interests are paid according to benchmark market interest rates. .
Derivative contracts are stated at fair value on the consolidated balance sheet at each reporting date.
At inception of the hedge relationship, the Company documents the economic relationship between the hedging instrument and the hedged item, including whether changes in the cash flows of the hedging instrument are expected to offset changes in the cash flows of the hedged item. The Company documents its risk management objective and strategy for undertaking its hedging transactions. The Company designates only the intrinsic value of foreign exchange options in the hedging relationship. The Company designates amounts excluding foreign currency basis spread in the hedging relationship for both foreign exchange forward contracts and cross-currency interest rate swaps. Changes in the fair value of the derivative contracts that are designated and effective as hedges of future cash flows are recognised in the cash flow hedge reserve within other comprehensive income (net of tax), and any ineffective portion is recognised immediately in the consolidated income statement.
Amounts accumulated in equity are reclassified to the consolidated income statements in the periods in which the forecasted transaction occurs. Forward element and time value of forwards and options are not considered as part of the hedge. These are treated as cost of hedge and the changes in fair value attributable to time value is recognized in the other comprehensive income along with the changes in fair value determined to be effective portion of the hedge. For hedges of forecast transactions, time value of options and forward element on forward contracts are considered as cost of transaction related hedge and accordingly any changes in their fair value is recognized in other comprehensive income and subsequently reclassified to consolidated income statement when the forecast transaction affects the consolidated income statement or recognized in the carrying value of asset when the forecasted transaction is for purchase of an asset.

Effective portion of fair value changes in forward contracts and options designated as hedges against foreign currency fluctuations arising on certain liabilities denominated in foreign currency are recognized in other comprehensive income and reclassified to consolidated income statement when the underlying liabilities affect the consolidated income statement. The time value of options and forward element of forward contracts designated as hedges of underlying foreign currency liabilities are considered as cost of time period related hedged item and accordingly amortized and recognized in the consolidated income statement over the tenure of the contract.
The Company also uses interest rate swaps to hedge its variability in cash flows from interest payments arising from floating rate liabilities i.e when interests are paid according to benchmark market interest rates. Effective portion of fair value changes on such interest rate swaps are recognized in other comprehensive income and accumulated in hedge reserve and reclassified to consolidated income statement when the hedged risk affects the consolidated income statement.
Any ineffective portion of the fair value changes of hedging instruments are recognized in the consolidated income statement.
The Company has designated certain non-derivative financial instrument (i.e. foreign currency borrowings) to hedge foreign currency risk attached to its net investment in foreign operation. Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on non-derivative financial instruments relating to the effective portion of the hedge is recognised in other comprehensive income and accumulated in the foreign currency translation reserve. The gain or loss relating to the ineffective portion is recognised immediately in profit or loss.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Amounts accumulated in equity are reclassified to the consolidated income statement in the periods in which the forecast transactions affect profit or loss or as an adjustment to a non-financial item (e.g. inventory) when that item is recognised on the balance sheet. These deferred amounts are ultimately recognised in consolidated income statement as the hedged item affects profit or loss (for example through cost of goods sold).
For forecast transactions, any cumulative gain or loss on the hedging instrument recognized in equity is retained there until the forecast transaction occurs. If the forecast transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is immediately transferred to the consolidated income statement for the year.

x .	Cash and cash equivalents
Cash and cash equivalents comprises cash on hand, demand deposits and highly liquid investments with an original maturity of up to three month that are readily convertible into cash and which are subject to an insignificant risk of changes in value.
y.	Recent accounting pronouncements not yet adopted by the Company
New Accounting pronouncements affecting amounts reported and /or disclosures in the financial statements.

Accounting Standard	Description	Applicable date
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform	January 1, 2021
Amendments to IFRS 3	Reference to the conceptual framework	January 1, 2022
Amendments to IAS 16	Proceeds before intended use	January 1, 2022
Amendments to IAS 37	Onerous Contracts — Cost of Fulfilling a Contract	January 1, 2022
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current	January 1, 202 3
IFRS 17	Insurance Contracts	January 1, 2023
The amendments in Interest Rate Benchmark Reform — Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
In August 2020, the International Accounting Standards Board (Board) issued Interest Rate Benchmark Reform—Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16 Leases. The amendments complement the earlier amendments issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform.
The amendments address issues that might affect financial reporting as a result of the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate. The amendments provide practical relief from certain requirements in IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 relating to changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; and hedge accounting.
The amendments will require an entity to account for a change in the basis for determining the contractual cash flows of a financial asset or financial liability that is required by interest rate benchmark reform by updating the effective interest rate of the financial asset or financial liability.
These amendments also permit changes required by interest rate benchmark reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued.
The amendments are effective for annual periods beginning on or after January 1, 2021. The Company is assessing probable impact in its financial statements on adoption of these amendments.

Amendments to IFRS 3 – Reference to the conceptual framework
In 2018, the IASB issued a revised Conceptual Framework and most references to the Framework included in IFRS Standards were updated to the 2018 Conceptual Framework at that time. However, one paragraph of IFRS 3 continued to refer to the 1989 Framework, as updating this paragraph could have caused conflicts for entities applying IFRS 3.
Potential conflicts occur as the definition of assets and liabilities in the 2018 Conceptual Framework differ from those in the 1989 Framework potentially leading to day 2 gains or losses post-acquisition for some balances recognised.
In the ED, the IASB identified three possible amendments to IFRS 3 that would update IFRS 3 without significantly changing its requirements. These amendments have now been finalized.
The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date.
Finally, the IASB adds to IFRS 3 an explicit statement that an acquirer does not recognise contingent assets acquired in a business combination.
The standard is effective for annual periods beginning on or after January 1, 2022 with early application permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.
Amendments to IAS 16 – Property, Plant and Equipment - Proceeds before intended use
IAS 16 specifies that directly attributable costs include the costs of testing whether an asset is functioning properly, after deducting the net proceeds from selling items produced while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.
The IASB decided to amend IAS 16 to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use, i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognises such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories.
The IASB also decided to clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes.
If not presented separately in the statement of comprehensive income, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income include(s) such proceeds and cost
.
The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.

Amendments to IAS 37 – Onerous Contracts—Cost of Fulfilling a Contract
IAS 37 does not give any guidance on which costs an entity considers in assessing whether a contract is onerous. For some contracts, differing interpretations of the onerous contract requirements in IAS 37 could have a material effect on entities that enter into those contracts.
The IASB decided to amend IAS 37 by specifying that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labour or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).
The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.
Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
In January 2020, the International Accounting Standards Board (Board) issued Classification of Liabilities as Current or Non-current, as an amendment to IAS 1 Presentation of Financial Statements.
The amendments clarify that conditions that exist at the end of the reporting period are those which determine whether a right to defer settlement of a liability exists regardless of management intentions or expectations to exercise that right.
The standard is effective for annual periods beginning on or after January 1, 2023 with early application permitted. The Company is assessing probable impact in its financial statements on adoption of these amendments.
IFRS 17 Insurance Contracts
In May 2017, IASB issued IFRS 17 which establishes the principles for recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts. The Company has assessed that there will be no impact upon adoption of IFRS 17.

z.	Convenience translation
The consolidated financial statements have been presented in Indian rupees (“Rs.”), Tata Motors Limited’s functional currency. For the convenience of the reader, the financial statements as at and for the year ended March 31, 2020, have been translated into U.S. dollars at US$1.00 = Rs.73.11 based on fixing rate in the City of Mumbai on March 31, 2021, for cable transfers in Indian rupees as published by the Foreign Exchange Dealers’ Association of India (FEDAI). Such translation should not be construed as representation that the rupee amounts have been or could be converted into U.S. dollars at that or any other rate, or at all.